Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN AFFILIATES [Abstract]
Financial information of affiliate companies, balance sheet
		December	31,	2014			December	31,	2014
Balance Sheet	Navios Partners	Navios Acquisition		Acropolis	Navios Europe	Navios Partners	Navios Acquisition		Acropolis	Navios Europe
Current assets	$115,197	$89,528		$2,126	$13,764	$54,484	$120,801		$1,524	$8,224
Non-current assets	1,230,817	1,626,274		21	190,913	1,195,595	1,535,860		22	199,761
Current liabilities	32,275	73,147		450	16,257	15,606	65,400		370	14,792
Non-current liabilities	564,641	1,143,404		-	191,411	527,966	1,128,439		-	194,288

Financial information of affiliate companies, income statement
	Year	December	31, 2014		Year	December	31, 2013		Year	December	31, 2012
Income Statement	Navios Partners	Navios Acquisition	Acropolis	Navios Europe	Navios Partners	Navios Acquisition	Acropolis	Navios Europe	Navios Partners	Navios Acquisition	Acropolis	Navios Europe
Revenue	$227,356	264,877	2,825	35,119	$198,159	202,397	2,230	1,152	$205,435	151,097	2,262	-
Net Income/ (loss)	74,853	11,371	1,298	(1,896)	59,006	(55,690	)775	(1,096)	95,898	(3,284	)1,237	-